Note 5 - Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Cash, Cash Equivalents and Investments [Table Text Block]
	December 31, 2018
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$6,172	$-	$-	$6,172
	December 31, 2017
	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Time deposits	$17,601	$-	$-	$17,601

Investments Classified by Contractual Maturity Date [Table Text Block]
	December 31, 2018
	Cost	Fair Value
Time deposits
Due within one year	$6,172	$6,172
	December 31, 2017
	Cost	Fair Value
Time deposits
Due within one year	$17,601	$17,601